CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents		¥ 3,841,284	$ 526,254	¥ 5,791,333
Restricted cash		260,273	35,657	267,271
Trading securities		77,426	10,607	76,053
Accounts receivable (net of allowance of RMB46,715 and RMB154,925 as of December 31, 2023 and 2024, respectively)		566,541	77,616	499,027
Guarantee receivable (net of allowance of RMB3,331 and RMB63,659 as of December 31, 2023 and 2024, respectively)		474,132	64,956	2,890
Contract assets, net (net of allowance of RMB164,141 and RMB117,716 as of December 31, 2023 and 2024, respectively)		1,008,920	138,221	978,051
Contract cost		294	40	32
Prepaid expenses and other assets		2,361,585	323,536	423,621
Loans at fair value		421,922	57,803	677,835
Financing receivables (net of allowance of RMB51,858 and RMB119,185 as of December 31, 2023 and 2024, respectively)		17,515	2,400	116,164
Held-to-maturity investments		6,587	902	10,420
Other financial investments	[1]	353,190	48,387	438,084
Equity Investment		9,239	1,266
Property, equipment and software, net		78,678	10,779	79,158
Deferred tax assets		77,463	10,612	73,414
Right-of-use assets		39,695	5,438	23,382
Total assets		12,982,696	1,778,622	10,276,916
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable		43,167	5,912	30,902
Guarantee liabilities-stand ready		606,886	83,143	8,802
Guarantee liabilities-contingent		578,797	79,295	28,351
Deferred revenue		9,479	1,299	54,044
Accrued expenses and other liabilities		1,622,050	222,220	1,463,369
Deferred tax liabilities		41,471	5,682	122,075
Lease liabilities		40,765	5,585	23,648
Total liabilities		3,440,266	471,314	2,191,367
Commitments and Contingencies (Note 24)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 200,648,440 and 202,877,426 shares issued as of December 31, 2023 and 2024, respectively; 174,706,968 and 172,605,774 shares outstanding as of December 31, 2023 and 2024, respectively)		132	18	130
Treasury stock (7,381,472 and 11,711,652 shares as of December 31, 2023 and 2024, respectively)		(170,463)	(23,353)	(94,851)
Additional paid-in capital		5,198,457	712,186	5,171,232
Accumulated other comprehensive income		79,268	10,860	23,669
Retained earnings		4,435,036	607,597	2,985,369
Total equity		9,542,430	1,307,308	8,085,549
Total liabilities and equity		12,982,696	1,778,622	10,276,916
Related Party
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Amounts due from related parties		3,387,952	464,148	820,181
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Other liabilities		129,629	17,759	14,414
Investors
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Other liabilities		¥ 368,022	$ 50,419	¥ 445,762

[1]	The Group renamed the “Available-for-sale investments” to “Other financial investments”. This change is solely a reclassification of terminology to better reflect the nature and purpose of these assets, which are held for financial appreciation and liquidity management. The group’s underlying accounting policies for these investments remain unchanged, refer to Note 2 for further details.